Reporting Segments	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Reporting Segments

Note 4	Reportable Segments
The Company’s chief operating decision maker reviews financial performance and makes decisions about the allocation of resources based on the following seven reportable segments: Allstate Protection, Discontinued Lines and Coverages, Service Businesses, Allstate Life, Allstate Benefits, Allstate Annuities, and Corporate and Other. These segments are described below and align with the Company’s key product and service offerings.
Allstate Protection principally offers private passenger auto and homeowners insurance in the United States and Canada, with earned premiums accounting for 83% of Allstate’s 2018 consolidated revenues. Allstate Protection is authorized to sell certain property and casualty products in all 50 states, the District of Columbia (“D.C.”), Puerto Rico and Canada. For 2018, the top U.S. geographic locations for premiums earned by the Allstate Protection segment were Texas, California, New York and Florida. No other jurisdiction accounted for more than 5% of premium earned for Allstate Protection. Revenues from external customers generated outside the United States were $1.20 billion, $1.13 billion and $1.08 billion in 2018, 2017 and 2016, respectively.
Discontinued Lines and Coverages includes property and casualty insurance coverage that primarily relates to policies written during the 1960s through the mid-1980s. Our exposure to asbestos, environmental and other discontinued lines claims arises principally from direct excess commercial insurance, assumed reinsurance coverage, direct primary commercial insurance and other businesses in run-off.
Service Businesses comprise SquareTrade, Arity, InfoArmor, Allstate Roadside Services and Allstate Dealer Services and offer consumer product protection plans, device and mobile data collection services and analytic solutions, identity protection, roadside assistance, and finance and insurance products (including vehicle service contracts, guaranteed asset protection waivers, road hazard tire and wheel and paintless dent repair protection). The Service Businesses primarily operate in the U.S., with certain businesses offering services in Europe, Canada and Puerto Rico. Revenues from external customers generated outside the United States relate to consumer product protection plans sold primarily in the European Union and were $61 million and $35 million in 2018 and 2017, respectively.
Allstate Life offers traditional, interest-sensitive and variable life insurance products. Allstate Life is authorized to sell life insurance products in all 50 states, D.C. and Puerto Rico. For 2018, the top geographic locations for statutory direct life insurance premiums were New York, California, Texas, Florida and Illinois. No other jurisdiction accounted for more than 5% of statutory direct life insurance premiums.
Allstate Benefits offers voluntary benefits products, including life, accident, critical illness, short-term disability and other health products. Allstate Benefits is authorized to sell its products in all 50 states, D.C., Puerto Rico, the U.S. Virgin Islands, Guam and Canada. For 2018, the top geographic locations for statutory direct accident and health insurance premiums were Florida, Texas, North Carolina and New York. No other jurisdiction accounted for more than 5% of statutory direct accident and health insurance premiums. Revenues from external customers generated outside the United States relate to voluntary accident and health insurance sold in Canada and were not material.
Allstate Annuities consists primarily of deferred fixed annuities and immediate annuities (including standard and sub-standard structured settlements). This segment is in run-off. The Company also previously offered institutional products consisting of funding agreements sold to unaffiliated trusts that used them to back medium-term notes. There were no institutional products outstanding as of December 31, 2018 or 2017.
Corporate and Other comprises holding company activities and certain non-insurance operations, including expenses associated with strategic initiatives.
Allstate Protection and Discontinued Lines and Coverages segments comprise Property-Liability. The Company does not allocate investment income, realized capital gains and losses, or assets to the Allstate Protection and Discontinued Lines and Coverages segments. Management reviews assets at the Property-Liability, Service Businesses, Allstate Life, Allstate Benefits, Allstate Annuities, and Corporate and Other levels for decision-making purposes.
The accounting policies of the reportable segments are the same as those described in Note 2. The effects of intersegment transactions are eliminated in the segment results, except for services provided by Service Businesses to Allstate Protection that are not eliminated as management considers those transactions in assessing the results of the respective segments.
Change in accounting principle
As discussed in Note 2, the Company changed its accounting principle for recognizing actuarial gains and losses and expected return on plan assets for its pension and other postretirement plans to a more preferable policy under U.S. GAAP. Under the new principle, remeasurement of projected benefit obligation and plan assets are immediately recognized through earnings and are referred to as pension and other postretirement remeasurement gains and losses on the Consolidated Statements of Operations. This change has been applied on a retrospective basis. See Note 2 for further information regarding the impact of the change in accounting principle on the consolidated financial statements.
Measuring segment profit or loss
The measure of segment profit or loss used in evaluating performance is underwriting income for the Allstate Protection and Discontinued Lines and Coverages segments and adjusted net income for the Service Businesses, Allstate Life, Allstate Benefits, Allstate Annuities, and Corporate and Other segments. A reconciliation of these measures to net income applicable to common shareholders is provided below.
Underwriting income is calculated as premiums earned and other revenue, less claims and claims expenses (“losses”), amortization of DAC, operating costs and expenses, and restructuring and related charges as determined using GAAP.
Adjusted net income is net income applicable to common shareholders, excluding:

• Realized capital gains and losses, after-tax, except for periodic settlements and accruals on non-hedge derivative instruments, which are reported with realized capital gains and losses but included in adjusted net income

• Pension and other postretirement remeasurement gains and losses, after-tax
• Valuation changes on embedded derivatives not hedged, after-tax
• Amortization of DAC and DSI, to the extent they resulted from the recognition of certain realized capital gains and losses or valuation changes on embedded derivatives not hedged, after-tax
• Business combination expenses and the amortization of purchased intangible assets, after-tax
• Gain (loss) on disposition of operations, after-tax
• Adjustments for other significant non-recurring, infrequent or unusual items, when (a) the nature of the charge or gain is such that it is reasonably unlikely to recur within two years, or (b) there has been no similar charge or gain within the prior two years

Reportable segments revenue information
	For the years ended December 31,
($ in millions)	2018	2017	2016
Property-Liability
Insurance premiums
Auto	$22,970	$21,878	$21,264
Homeowners	7,517	7,310	7,257
Other personal lines	1,808	1,750	1,700
Commercial lines	655	495	506
Allstate Protection	32,950	31,433	30,727
Discontinued Lines and Coverages	—	—	—
Total Property-Liability insurance premiums	32,950	31,433	30,727
Other revenue	738	703	688
Net investment income	1,464	1,478	1,253
Realized capital gains and losses	(639)	401	(6)
Total Property-Liability	34,513	34,015	32,662

Service Businesses
Consumer product protection plans	503	295	—
Roadside assistance	263	268	310
Finance and insurance products	332	304	270
Intersegment premiums and service fees (1)	122	110	105
Other revenue	82	66	64
Net investment income	27	16	13
Realized capital gains and losses	(11)	—	—
Total Service Businesses	1,318	1,059	762

Allstate Life
Traditional life insurance premiums	600	568	533
Accident and health insurance premiums	2	2	2
Interest-sensitive life insurance contract charges	713	710	715
Other revenue	119	114	113
Net investment income	505	489	482
Realized capital gains and losses	(14)	5	(38)
Total Allstate Life	1,925	1,888	1,807

Allstate Benefits
Traditional life insurance premiums	44	42	40
Accident and health insurance premiums	980	928	857
Interest-sensitive life insurance contract charges	111	114	114
Net investment income	77	72	71
Realized capital gains and losses	(9)	1	(5)
Total Allstate Benefits	1,203	1,157	1,077

Allstate Annuities
Fixed annuities contract charges	15	14	14
Net investment income	1,096	1,305	1,181
Realized capital gains and losses	(166)	44	(38)
Total Allstate Annuities	945	1,363	1,157

Corporate and Other
Net investment income	71	41	42
Realized capital gains and losses	(38)	(6)	(3)
Total Corporate and Other	33	35	39
Intersegment eliminations (1)	(122)	(110)	(105)
Consolidated revenues	$39,815	$39,407	$37,399

(1) Intersegment insurance premiums and service fees are primarily related to Arity and Allstate Roadside Services and are eliminated in the consolidated financial statements.

Reportable segments financial performance
	For the years ended December 31,
($ in millions)	2018	2017	2016
Property-Liability
Allstate Protection	$2,343	$2,304	$1,477
Discontinued Lines and Coverages	(90)	(99)	(107)
Total underwriting income	2,253	2,205	1,370
Net investment income	1,464	1,478	1,253
Income tax expense on operations	(747)	(1,187)	(865)
Realized capital gains and losses, after-tax	(500)	272	—
Gain on disposition of operations, after-tax	—	9	—
Tax Legislation (expense) benefit	(5)	36	—
Property-Liability net income applicable to common shareholders	2,465	2,813	1,758

Service Businesses
Adjusted net income (loss)	8	(54)	5
Realized capital gains and losses, after-tax	(9)	—	—
Amortization of purchased intangible assets, after-tax	(74)	(60)	—
Tax Legislation (expense) benefit	(4)	137	—
Service Businesses net (loss) income applicable to common shareholders	(79)	23	5

Allstate Life
Adjusted net income	295	259	251
Realized capital gains and losses, after-tax	(11)	2	(24)
DAC and DSI amortization related to realized capital gains and losses, after-tax	(8)	(10)	(4)
Tax Legislation (expense) benefit	(16)	338	—
Allstate Life net income applicable to common shareholders	260	589	223

Allstate Benefits
Adjusted net income	124	100	103
Realized capital gains and losses, after-tax	(7)	—	(4)
DAC and DSI amortization related to realized capital gains and losses, after-tax	1	—	—
Tax Legislation benefit	—	54	—
Allstate Benefits net income applicable to common shareholders	118	154	99

Allstate Annuities
Adjusted net income	131	205	102
Realized capital gains and losses, after-tax	(131)	28	(26)
Valuation changes on embedded derivatives not hedged, after-tax	3	—	(2)
Gain on disposition of operations, after-tax	4	4	3
Tax Legislation benefit	69	182	—
Allstate Annuities net income applicable to common shareholders	76	419	77

Corporate and Other
Adjusted net loss	(406)	(320)	(293)
Realized capital gains and losses, after-tax	(30)	(4)	(2)
Pension and other postretirement remeasurement gains and losses, after-tax	(370)	141	(175)
Goodwill impairment	—	(125)	—
Business combination expenses, after-tax	(7)	(14)	—
Tax Legislation expense	(15)	(238)	—
Corporate and Other net loss applicable to common shareholders	(828)	(560)	(470)

Consolidated net income applicable to common shareholders	$2,012	$3,438	$1,692

Additional significant financial performance data
	For the years ended December 31,
($ in millions)	2018	2017	2016
Amortization of DAC
Property-Liability	$4,475	$4,205	$4,053
Service Businesses	463	296	214
Allstate Life	132	134	131
Allstate Benefits	145	142	145
Allstate Annuities	7	7	7
Consolidated	$5,222	$4,784	$4,550

Income tax expense (benefit)
Property-Liability	$613	$1,285	$859
Service Businesses	(19)	(194)	2
Allstate Life	75	(226)	94
Allstate Benefits	32	1	52
Allstate Annuities	(66)	(58)	36
Corporate and Other	(167)	187	(201)
Consolidated	$468	$995	$842

Impacts of Tax Legislation
	Income tax expense (benefit) before Tax Legislation		Tax Legislation expense (benefit)		Income tax expense (benefit) after Tax Legislation
	For the years ended December 31,
($ in millions)	2018	2017	2018	2017	2018	2017
Income tax expense (benefit)
Property-Liability	$608	$1,321	$5	$(36)	$613	$1,285
Service Businesses	(23)	(57)	4	(137)	(19)	(194)
Allstate Life	59	112	16	(338)	75	(226)
Allstate Benefits	32	55	—	(54)	32	1
Allstate Annuities	3	124	(69)	(182)	(66)	(58)
Corporate and Other	(182)	(51)	15	238	(167)	187
Consolidated	$497	$1,504	$(29)	$(509)	$468	$995

Interest expense is primarily incurred in the Corporate and Other segment. Capital expenditures for long-lived assets are generally made in Property-Liability as the Company does not allocate assets to the Allstate Protection and Discontinued Lines and Coverages segments. A portion of these long-lived assets are used by entities included in the Service Businesses, Allstate Life, Allstate Benefits, Allstate Annuities and Corporate and Other segments and, accordingly, are charged to expenses in proportion to their use.

Reportable segment total assets and investments (1)
	As of December 31,
($ in millions)	2018	2017
Assets
Property-Liability	$61,947	$60,197
Service Businesses	5,473	4,531
Allstate Life	13,613	14,107
Allstate Benefits	2,822	2,766
Allstate Annuities	26,798	28,836
Corporate and Other	1,596	1,985
Consolidated	$112,249	$112,422

Investments
Property-Liability	$43,634	$43,183
Service Businesses	1,203	954
Allstate Life	10,809	11,210
Allstate Benefits	1,809	1,776
Allstate Annuities	22,336	23,722
Corporate and Other	1,469	1,958
Consolidated	$81,260	$82,803

(1)	The balances reflect the elimination of related party investments between segments.